              As filed with the Securities and Exchange Commission
                              on September 12, 2002
                           Registration No. 333-74316

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [ ]
                        Post-Effective Amendment No. 1                      [x]

                        (Check appropriate box or boxes)
                             -----------------------
                               NATIONS FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
        Robert M. Kurucza, Esq.             Carl Frischling, Esq.
        Marco E. Adelfio, Esq.              Kramer Levin Naftalis
        Morrison & Foerster LLP                 & Frankel
        2000 Pennsylvania Ave., N.W.        919 3rd Avenue
        Suite 5500                          New York, New York 10022
        Washington, D.C.  20006
It is proposed that this filing will become effective (check appropriate box):

   [x]  Immediately upon filing pursuant      [ ]  on (date) pursuant
        to Rule 485(b), or                         to Rule 485(b), or

   [ ]  60 days after filing pursuant         [ ]  on (date) pursuant
        to Rule 485(a), or                         to Rule 485(a).

   [ ]  75 days after filing pursuant to      [ ]  on (date) pursuant to
        paragraph (a)(2)                           paragraph(a)(2) of Rule 485

If appropriate, check the following box:

   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE
                                ----------------

     This Post-Effective Amendment No. 1 to the Registration Statement of Nations Funds Trust (the "Trust") filed on November 30, 2001 on Form N-14 under the Securities Act of 1933 (the "Registration Statement") hereby incorporates by reference all the information set forth in Parts A, B and C of the Registration Statement. This Amendment is being filed to amend the Registration Statement to include an opinion of counsel supporting the tax consequences of the reorganization. The opinion of counsel is filed herewith pursuant to an undertaking made by the Trust in its Registration Statement.

                                           SIGNATURES
                                           ----------

      Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 12th day of September, 2002.

                                      NATIONS FUNDS TRUST

                                      By:                *
                                         ---------------------------
                                                 A. Max Walker
                                                 President and Chairman
                                                 of the Board of Trustees

                                      By:  /s/ Richard H. Blank, Jr.
                                           -------------------------
                                                 Richard H. Blank, Jr.
                                                 *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

        SIGNATURES                        TITLE                           DATE
        ----------                        -----                           ----

             *                    President and Chairman            September 12, 2002
-------------------------        of the Board of Trustees
(A. Max Walker)                (Principal Executive Officer)

/s/ Richard H. Blank, Jr.         Treasurer and Secretary           September 12, 2002
-------------------------        (Principal Financial and
(Richard H. Blank, Jr.)             Accounting Officer)

             *                            Trustee                   September 12, 2002
-------------------------
(Edmund L. Benson, III)

             *                            Trustee                   September 12, 2002
-------------------------
(William P. Carmichael)

             *                            Trustee                   September 12, 2002
-------------------------
(William H. Grigg)

             *                            Trustee                   September 12, 2002
-------------------------
(Thomas F. Keller)

             *                            Trustee                   September 12, 2002
-------------------------
(Carl E. Mundy, Jr.)

             *                            Trustee                   September 12, 2002
-------------------------
(Cornelius J. Pings)

             *                            Trustee                   September 12, 2002
-------------------------
(Charles B. Walker)

             *                            Trustee                   September 12, 2002
-------------------------
(Thomas S. Word)

             *                            Trustee                   September 12, 2002
-------------------------
(James B. Sommers)

 /s/ Richard H. Blank, Jr.
--------------------------
Richard H. Blank, Jr.
*Attorney-in-Fact

                                  EXHIBIT INDEX
                                  -------------

                               Nations Funds Trust

                               File No. 333-74316



Exhibit No.                               Description
-----------                               -----------

12                                        Nations Fund Trust/Nations Funds Trust
                                          Opinion of Morrison & Foerster LLP